UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22216

            GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                    Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Third Quarter Report — September 30, 2017

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2017, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust (the “Fund”) was 2.6%, compared with total returns of 2.5% and 4.9% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was 5.6%. The Fund’s NAV per share was $7.13, while the price of the publicly traded shares closed at $6.99 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2017.

Comparative Results

Average Annual Returns through September 30, 2017 (a) (Unaudited)
	Quarter	1 Year	3 Year	5 Year	Since Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	2.56%	2.38%	(2.05)%	(3.36)%	(4.15)%
Investment Total Return (c)	5.62	(0.61)	0.14	(5.05)	(4.68)
CBOE S&P 500 Buy/Write Index	2.54	12.84	7.10	7.64	7.51
XAU Index	4.92	(9.47)	2.26	(13.98)	(10.95)(d)
Dow Jones U.S. Basic Materials Index	7.70	23.81	5.95	9.59	5.70(d)
S&P Global Agribusiness Equity Index	7.80	17.51	5.11	7.70	4.80(d)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data are available.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — September 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.6%
	Agriculture — 5.6%
76,800	Archer-Daniels-Midland Co.(a)	$3,264,768
22,500	Bunge Ltd.(a)	1,562,850
28,900	Monsanto Co.(a)	3,462,798

		8,290,416

	Energy and Energy Services — 30.2%
18,500	Anadarko Petroleum Corp.(a)	903,725
4,700	Andeavor	484,805
19,500	Apache Corp.(a)	893,100
16,500	Baker Hughes a GE Co.(a)	604,230
52,500	BP plc, ADR(a)	2,017,575
20,000	Cabot Oil & Gas Corp.(a)	535,000
6,000	Cheniere Energy Inc.†	270,240
27,000	Chevron Corp.(a)	3,172,500
3,600	Cimarex Energy Co.	409,212
4,600	Concho Resources Inc.†(a)	605,912
16,000	ConocoPhillips	800,800
16,500	Devon Energy Corp.(a)	605,715
13,000	Diamondback Energy Inc.†(a)	1,273,480
17,616	Enbridge Inc.(a)	737,054
61,500	Eni SpA	1,017,610
18,500	EOG Resources Inc.(a)	1,789,690
5,000	EQT Corp.	326,200
75,600	Exxon Mobil Corp.(a)	6,197,688
32,500	Halliburton Co.(a)	1,495,975
6,000	Helmerich & Payne Inc.	312,660
7,000	Hess Corp.	328,230
53,500	Kinder Morgan Inc.(a)	1,026,130
25,500	Marathon Oil Corp.	345,780
23,100	Marathon Petroleum Corp.(a)	1,295,448
6,200	Newfield Exploration Co.†	183,954
17,000	Noble Energy Inc.(a)	482,120
10,200	Occidental Petroleum Corp.	654,942
9,500	ONEOK Inc.	526,395
7,500	Patterson-UTI Energy Inc.	157,050
14,000	Phillips 66(a)	1,282,540
5,800	Pioneer Natural Resources Co.(a)	855,732
10,000	Range Resources Corp.	195,700
120,000	Royal Dutch Shell plc, Cl. A	3,615,582
41,870	Schlumberger Ltd.(a)	2,920,851
22,000	Suncor Energy Inc.(a)	770,660
10,000	Sunoco LP	311,000
15,000	TechnipFMC plc†	418,800
32,500	The Williams Companies Inc.(a)	975,325
45,500	Total SA, ADR(a)	2,435,160
17,000	Valero Energy Corp.(a)	1,307,810

		44,542,380

	Food and Beverage — 2.4%
15,000	Pilgrim’s Pride Corp.†	426,150

Shares		Market Value

44,000	Tyson Foods Inc., Cl. A(a)	$3,099,800

		3,525,950

	Health Care — 4.3%
12,000	IDEXX Laboratories Inc.†	1,865,880
71,000	Zoetis Inc.(a)	4,526,960

		6,392,840

	Machinery — 6.3%
10,000	AGCO Corp.	737,700
158,500	CNH Industrial NV(a)	1,903,585
38,500	Deere & Co.(a)	4,835,215
100,000	Kubota Corp.	1,817,818

		9,294,318

	Metals and Mining — 44.8%
97,500	Acacia Mining plc	253,853
113,000	Agnico Eagle Mines Ltd.(a)	5,108,730
295,000	Alacer Gold Corp.†	515,408
411,418	Alamos Gold Inc., Cl. A(a)	2,781,186
110,000	AngloGold Ashanti Ltd., ADR(a)	1,021,900
50,000	Antofagasta plc	635,829
100,000	Asanko Gold Inc.†	94,570
636,286	AuRico Metals Inc.†	642,533
645,000	B2Gold Corp.†	1,806,000
128,000	Barrick Gold Corp.(a)	2,059,520
475,000	Belo Sun Mining Corp.†	213,184
500,000	Centamin plc	970,828
355,000	Continental Gold Inc.†	859,227
170,500	Detour Gold Corp.†	1,880,248
235,000	Eldorado Gold Corp.(a)	517,000
105,809	Eldorado Gold Corp.	232,352
150,000	Fortuna Silver Mines Inc.†	657,000
59,600	Franco-Nevada Corp.(a)	4,617,808
292,548	Fresnillo plc	5,507,791
50,000	Gold Fields Ltd., ADR	215,500
140,000	Goldcorp Inc.(a)	1,814,400
692,500	Hochschild Mining plc	2,129,641
78,500	Klondex Mines Ltd.†	286,255
10,000	Labrador Iron Ore Royalty Corp.	158,686
90,000	MAG Silver Corp.†(a)	1,007,654
205,000	Newcrest Mining Ltd.	3,384,550
71,700	Newmont Mining Corp.(a)	2,689,467
97,100	Northern Dynasty Minerals Ltd.†	174,317
275,000	Northern Star Resources Ltd.	1,065,607
429,950	OceanaGold Corp.	1,299,068
99,000	Osisko Gold Royalties Ltd.	1,277,419
90,000	Osisko Mining Inc.†	316,650
25,000	Osisko Mining Inc.†(b)	83,560
600,000	Perseus Mining Ltd.†	157,664
7,000	Polyus PJSC, GDR	271,180
14,000	Pretium Resources Inc., New York†	129,640
29,000	Pretium Resources Inc., Toronto†	268,443

See accompanying notes to schedule of investments.

2

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
70,000	Randgold Resources Ltd., ADR(a)	$6,836,200
114,800	Richmont Mines Inc.†	1,070,025
51,000	Rio Tinto plc, ADR(a)	2,406,690
48,000	Royal Gold Inc.(a)	4,129,920
886,400	Saracen Mineral Holdings Ltd.†	914,309
70,000	SEMAFO Inc.†	185,133
178,000	Tahoe Resources Inc.(a)	938,060
91,000	Torex Gold Resources Inc.†	1,425,806
58,000	Wheaton Precious Metals Corp.(a)	1,107,220

		66,118,031

	Specialty Chemicals — 6.0%
21,900	Agrium Inc.(a)	2,347,899
30,000	CF Industries Holdings Inc.(a)	1,054,800
18,600	FMC Corp.(a)	1,661,166
136,000	Potash Corp. of Saskatchewan Inc.(a)	2,616,640
56,900	The Mosaic Co.(a)	1,228,471

		8,908,976

	TOTAL COMMON STOCKS	147,072,911

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Energy and Energy Services — 0.4%
15,700	Kinder Morgan Inc., 9.750% Series A	668,035

	EXCHANGE TRADED FUNDS — 0.7%
94,000	United States Oil Fund LP†(a)	980,420

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
25,000	Osisko Mining Inc., expire 08/28/18†(b)(c)	7,521

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 4.7%
$ 7,032,000	U.S. Treasury Bills, 0.992% to 1.037%††, 12/07/17 to 12/28/17	7,016,964

	PURCHASED OPTIONS — 0.0% (Cost $40,291)	5,500

	TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 105.4% (Cost $178,140,017)	$155,751,351

Market Value
Aggregate tax cost	$192,624,866

Gross unrealized appreciation	$2,293,815
Gross unrealized depreciation	(39,167,330)

Net unrealized appreciation/depreciation	$(36,873,515)

WRITTEN OPTIONS — (5.4)% (Premiums received $7,378,831)	$(8,032,516)

Aggregate premiums	$(7,378,831)

Gross unrealized appreciation	$1,909,051
Gross unrealized depreciation	(2,562,736)

Net unrealized appreciation/depreciation	$(653,685)

TOTAL INVESTMENTS — 100.0% (Cost $170,761,186)	$147,718,835

(a)	Securities, or a portion thereof, with a value of $78,199,705 were deposited with the broker as collateral for securities sold short and options written.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the market value of Rule 144A securities amounted to $91,081 or 0.06% of total investments.

(c)

At September 30, 2017, the Fund held an investment in a restricted and illiquid security amounting to $7,521 or 0.01% of total investments., which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/17 Carrying Value Per Share
25,000	Osisko Mining Inc., expire 08/28/18	02/17/17	$11,451	$0.3008

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedule of investments.

3

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
Long Positions
North America	76.0%	$112,269,977
Europe	20.6	30,420,324
Asia/Pacific	3.7	5,522,131
Latin America	3.0	4,483,701
Japan	1.3	1,817,818
South Africa	0.8	1,237,400

Total Investments	105.4%	$155,751,351

Short Positions
North America	(5.0)%	$(7,454,918)
Europe	(0.2)	(321,536)
Asia/Pacific	(0.1)	(137,890)
Japan	(0.1)	(118,172)

Total Investments	(5.4)%	$(8,032,516)

As of September 30, 2017, options purchased outstanding were as follows:

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Market Value
Exchange Traded Call Options Purchased — 0.0%
VanEck Vectors Gold Miners ETF	500	USD	1,148,000	USD 26.00	11/17/17	$5,500

TOTAL EXCHANGE TRADED CALL OPTIONS PURCHASED						$5,500

As of September 30, 2017, options written outstanding were as follows:

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
OTC Call Options Written — (2.2)%
Agnico Eagle Mines Ltd.	Pershing LLC	350	USD	1,582,350	USD	52.50	12/15/17	$17,431
Agrium Inc.	Pershing LLC	70	USD	750,470	USD	100.00	11/17/17	64,992
Agrium Inc.	Pershing LLC	70	USD	750,470	USD	105.00	12/15/17	40,997
Agrium Inc.	Pershing LLC	70	USD	750,470	USD	105.00	01/19/18	44,619
Alacer Gold Corp.	Pershing LLC	1,200	USD	811,200	USD	8.50	11/17/17	5,892
Anadarko Petroleum Corp.	Pershing LLC	28	USD	136,780	USD	42.50	12/15/17	20,100
Andeavor	Pershing LLC	12	USD	123,780	USD	95.00	10/20/17	9,351
AngloGold Ashanti Ltd., ADR	Pershing LLC	290	USD	269,410	USD	10.00	12/15/17	12,096
Antofagasta plc	Morgan Stanley	50	GBp	474,500	GBp	920.00	11/17/17	34,592
Apache Corp.	Pershing LLC	65	USD	297,700	USD	42.50	11/17/17	25,972
Apache Corp.	Pershing LLC	65	USD	297,700	USD	42.50	12/15/17	29,047
Archer-Daniels-Midland Co.	Pershing LLC	250	USD	1,062,750	USD	42.00	10/20/17	28,538

See accompanying notes to schedule of investments.

4

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Archer-Daniels-Midland Co.	Pershing LLC	240	USD	1,020,240	USD	42.00	11/17/17	$36,742
B2Gold Corp.	Pershing LLC	1,600	USD	448,000	USD	2.75	12/15/17	41,305
B2Gold Corp.	Pershing LLC	1,000	USD	280,000	USD	3.00	12/15/17	15,951
Baker Hughes, a GE Co.	Pershing LLC	55	USD	201,410	USD	35.00	11/17/17	14,396
Baker Hughes, a GE Co.	Pershing LLC	55	USD	201,410	USD	37.50	12/15/17	7,172
Barrick Gold Corp.	Pershing LLC	365	USD	587,285	USD	15.50	11/17/17	40,657
Barrick Gold Corp.	Pershing LLC	370	USD	595,330	USD	17.00	12/15/17	18,126
BP plc, ADR	Pershing LLC	165	USD	634,095	USD	35.00	11/17/17	50,284
BP plc, ADR	Pershing LLC	160	USD	614,880	USD	37.00	12/15/17	26,455
Bunge Ltd.	Pershing LLC	75	USD	520,950	USD	77.50	11/17/17	4,053
Bunge Ltd.	Pershing LLC	75	USD	520,950	USD	27.00	12/15/17	5,644
CF Industries Holdings Inc.	Pershing LLC	100	USD	351,600	USD	32.50	10/20/17	27,380
Chevron Corp.	Pershing LLC	100	USD	1,175,000	USD	105.00	10/20/17	127,015
Chevron Corp.	Pershing LLC	75	USD	881,250	USD	107.50	11/17/17	72,248
Chevron Corp.	Pershing LLC	95	USD	1,116,250	USD	105.00	12/15/17	115,495
CNH Industrial NV	Pershing LLC	500	USD	600,500	USD	12.00	10/20/17	15,885
CNH Industrial NV	Pershing LLC	585	USD	702,585	USD	11.00	11/17/17	66,368
CNH Industrial NV	Pershing LLC	500	USD	600,500	USD	11.60	12/15/17	41,398
Deere & Co.	Pershing LLC	120	USD	600,600	USD	120.00	10/20/17	54,162
Deere & Co.	Pershing LLC	140	USD	700,700	USD	120.00	11/17/17	78,816
Deere & Co.	Pershing LLC	60	USD	300,300	USD	46.00	12/15/17	27,777
Devon Energy Corp.	Pershing LLC	60	USD	220,260	USD	35.00	12/15/17	18,502
Enbridge Inc.	Pershing LLC	80	USD	334,720	USD	40.00	12/15/17	15,721
Eni SpA	Morgan Stanley	40	EUR	280,000	EUR	13.00	10/20/17	22,768
Eni SpA	Morgan Stanley	40	EUR	280,000	EUR	13.50	11/17/17	14,589
Eni SpA	Morgan Stanley	40	EUR	280,000	EUR	14.00	12/15/17	10,640
EOG Resources Inc.	Pershing LLC	60	USD	580,440	USD	92.50	12/15/17	39,625
Exxon Mobil Corp.	Pershing LLC	248	USD	2,033,104	USD	78.00	11/17/17	102,419
Exxon Mobil Corp.	Pershing LLC	260	USD	2,131,480	USD	80.00	12/15/17	72,429
FMC Corp.	Pershing LLC	60	USD	535,860	USD	85.00	12/15/17	41,290
Franco-Nevada Corp.	Pershing LLC	190	USD	1,472,120	USD	80.00	12/15/17	48,666
Gold Fields Ltd., ADR	Pershing LLC	160	USD	68,960	USD	4.00	10/20/17	5,890
Goldcorp Inc.	Pershing LLC	200	USD	259,200	USD	14.00	12/15/17	6,236
Halliburton Co.	Pershing LLC	100	USD	460,300	USD	42.50	11/17/17	39,465
Halliburton Co.	Pershing LLC	110	USD	506,330	USD	40.00	12/15/17	67,880
Helmerich & Payne Inc.	Pershing LLC	30	USD	156,330	USD	57.50	10/20/17	652
Hess Corp.	Pershing LLC	23	USD	107,847	USD	42.50	10/20/17	9,815
Hess Corp.	Pershing LLC	24	USD	112,536	USD	42.50	12/15/17	12,109
IDEXX Laboratories Inc.	Pershing LLC	40	USD	621,960	USD	165.00	12/15/17	13,802
Kinder Morgan Inc.	Pershing LLC	180	USD	345,240	USD	20.00	10/20/17	2,189
Kinder Morgan Inc.	Pershing LLC	175	USD	335,650	USD	19.00	11/17/17	11,576

See accompanying notes to schedule of investments.

5

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Kubota Corp.	The Goldman Sachs Group, Inc.	500	JPY	102,275,000	JPY	1,900.00	10/20/17	$72,192
Kubota Corp.	The Goldman Sachs Group, Inc.	500	JPY	102,275,000	JPY	2,000.00	11/17/17	45,980
Marathon Oil Corp.	Pershing LLC	85	USD	115,260	USD	12.00	11/17/17	14,376
Marathon Oil Corp.	Pershing LLC	85	USD	115,260	USD	12.50	12/15/17	12,315
Marathon Petroleum Corp.	Pershing LLC	50	USD	280,400	USD	52.50	11/17/17	18,087
Marathon Petroleum Corp.	Pershing LLC	125	USD	701,000	USD	55.00	12/15/17	35,986
Newcrest Mining Ltd.	The Goldman Sachs Group, Inc.	400	AUD	841,918	AUD	22.00	10/26/17	7,772
Newcrest Mining Ltd.	The Goldman Sachs Group, Inc.	400	AUD	841,918	AUD	21.50	11/17/17	20,062
Newcrest Mining Ltd.	The Goldman Sachs Group, Inc.	400	AUD	841,918	AUD	23.00	11/17/17	6,065
Newcrest Mining Ltd.	Morgan Stanley	750	AUD	1,578,595	AUD	22.50	12/15/17	23,622
Noble Energy Inc.	Pershing LLC	50	USD	141,800	USD	30.00	10/20/17	999
Noble Energy Inc.	Pershing LLC	60	USD	170,160	USD	25.00	12/15/17	22,382
Northern Star Resources Ltd.	The Goldman Sachs Group, Inc.	1,200	AUD	592,800	AUD	4.50	10/26/17	41,030
Northern Star Resources Ltd.	The Goldman Sachs Group, Inc.	500	AUD	247,000	AUD	5.00	10/26/17	5,471
Northern Star Resources Ltd.	The Goldman Sachs Group, Inc.	1,050	AUD	518,700	AUD	4.75	12/15/17	33,867
Occidental Petroleum Corp.	Pershing LLC	35	USD	224,735	USD	62.50	10/20/17	9,991
Occidental Petroleum Corp.	Pershing LLC	30	USD	192,630	USD	60.00	11/17/17	16,615
Occidental Petroleum Corp.	Pershing LLC	37	USD	237,577	USD	62.50	12/15/17	11,233
ONEOK Inc.	Pershing LLC	25	USD	138,525	USD	52.50	10/20/17	7,847
ONEOK Inc.	Pershing LLC	45	USD	249,345	USD	55.00	12/15/17	9,560
Phillips 66	Pershing LLC	45	USD	412,245	USD	80.00	10/20/17	53,327
Phillips 66	Pershing LLC	50	USD	458,050	USD	82.50	11/17/17	45,302
Phillips 66	Pershing LLC	45	USD	412,245	USD	85.00	12/15/17	31,937
Potash Corp. Of Saskatchewan Inc.	Pershing LLC	450	USD	865,800	USD	18.00	10/20/17	69,341
Potash Corp. Of Saskatchewan Inc.	Pershing LLC	460	USD	885,040	USD	18.00	11/17/17	74,442
Range Resources Corp.	Pershing LLC	25	USD	48,925	USD	17.50	12/15/17	7,388
Royal Dutch Shell plc	Morgan Stanley	40	GBp	899,400	GBp	2,100.00	10/20/17	77,945
Royal Dutch Shell plc	Morgan Stanley	40	GBp	899,400	GBp	2,100.00	11/17/17	68,034
Royal Dutch Shell plc	Morgan Stanley	40	GBp	899,400	GBp	2,150.00	12/15/17	54,751
Royal Gold Inc.	Pershing LLC	150	USD	1,290,600	USD	85.00	11/17/17	60,674
Royal Gold Inc.	Pershing LLC	160	USD	1,376,640	USD	87.50	12/15/17	53,304
Schlumberger Ltd.	Pershing LLC	89	USD	620,864	USD	69.00	10/20/17	12,485
Schlumberger Ltd.	Pershing LLC	140	USD	976,640	USD	70.00	12/15/17	29,213

See accompanying notes to schedule of investments.

6

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Silver Wheaton Corp.	Pershing LLC	200	USD	381,800	USD	21.00	10/20/17	$830
Silver Wheaton Corp.	Pershing LLC	190	USD	362,710	USD	18.50	11/17/17	23,756
Suncor Energy Inc.	Pershing LLC	75	USD	262,725	USD	31.00	10/20/17	29,129
Tahoe Resources Inc.	Pershing LLC	700	USD	368,900	USD	6.50	11/17/17	11,242
TechnipFMC plc	Pershing LLC	50	USD	139,600	USD	27.00	12/15/17	9,933
The Mosaic Co.	Pershing LLC	190	USD	410,210	USD	25.00	10/20/17	610
The Williams Companies Inc.	Pershing LLC	120	USD	360,120	USD	30.00	10/20/17	6,148
TOTAL SA, ADR	Pershing LLC	215	USD	1,150,680	USD	50.00	10/20/17	74,796
TOTAL SA, ADR	Pershing LLC	120	USD	642,240	USD	52.50	12/15/17	26,190
TOTAL SA, ADR	Pershing LLC	120	USD	642,240	USD	55.00	01/19/18	10,812
Tyson Foods Inc.	Pershing LLC	150	USD	1,056,750	USD	65.00	11/17/17	43,998
Tyson Foods Inc.	Pershing LLC	150	USD	1,056,750	USD	67.50	12/15/17	71,503
Valero Energy Corp.	Pershing LLC	60	USD	461,580	USD	65.00	10/20/17	71,279
Valero Energy Corp.	Pershing LLC	60	USD	461,580	USD	67.50	11/17/17	54,359
The Williams Companies Inc.	Pershing LLC	90	USD	270,090	USD	30.50	12/15/17	7,062

TOTAL OTC CALL OPTIONS WRITTEN								$3,272,461

OTC Put Options Written — 0.0%
Antofagasta plc	Morgan Stanley	50	GBp	474,500	GBp	920.00	12/15/17	$38,217

TOTAL OTC PUT OPTIONS WRITTEN								$38,217

Description		Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Exchange Traded Call Options Written — (3.2)%
AGCO Corp.		50	USD	368,850	USD	70.00	11/17/17	$25,000
AGCO Corp.		50	USD	368,850	USD	70.00	02/16/18	31,000
Agnico Eagle Mines Ltd.		360	USD	1,627,560	USD	43.00	10/20/17	99,720
Agnico Eagle Mines Ltd.		360	USD	1,627,560	USD	46.00	11/17/17	61,200
Agnico Eagle Mines Ltd.		60	USD	271,260	USD	49.00	11/17/17	4,560
Agrium Inc.		9	USD	96,489	USD	90.00	10/20/17	15,930
Alacer Gold Corp.		1,500	CAD	327,000	CAD	2.50	10/20/17	3,005
Alacer Gold Corp.		1,000	USD	676,000	USD	7.50	10/20/17	10,000
Alacer Gold Corp.		1,450	CAD	316,100	CAD	2.50	11/17/17	6,973
Alacer Gold Corp.		1,000	USD	676,000	USD	7.50	12/15/17	29,000
Alamos Gold Inc.		485	USD	327,860	USD	7.50	11/17/17	21,219
Anadarko Petroleum Corp.		35	USD	170,975	USD	44.00	10/20/17	4,629
Anadarko Petroleum Corp.		60	USD	293,100	USD	45.00	10/20/17	24,600
Anadarko Petroleum Corp.		62	USD	302,870	USD	45.00	11/17/17	28,644
Andeavor		10	USD	103,150	USD	92.50	11/17/17	11,325
Andeavor		10	USD	103,150	USD	95.00	11/17/17	9,175
Andeavor		15	USD	154,725	USD	100.00	01/19/18	10,125

See accompanying notes to schedule of investments.

7

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
AngloGold Ashanti Ltd., ADR	280	USD	260,120	USD	9.00	10/20/17	$16,240
AngloGold Ashanti Ltd., ADR	280	USD	260,120	USD	10.00	10/20/17	2,800
AngloGold Ashanti Ltd., ADR	530	USD	492,370	USD	10.00	11/17/17	24,136
Apache Corp.	65	USD	297,700	USD	42.50	10/20/17	21,450
Archer-Daniels-Midland Co.	278	USD	1,181,778	USD	44.00	12/15/17	21,962
Asanko Gold Inc.	500	CAD	59,000	CAD	4.00	10/20/17	401
B2Gold Corp.	2,000	USD	560,000	USD	2.50	10/20/17	60,000
B2Gold Corp.	1,850	USD	518,000	USD	2.50	11/17/17	52,078
Baker Hughes, a GE Co.	55	USD	201,410	USD	37.50	10/20/17	3,025
Barrick Gold Corp.	370	USD	595,330	USD	15.00	10/20/17	43,660
Barrick Gold Corp.	175	USD	281,575	USD	17.00	11/17/17	6,300
BP plc, ADR	200	USD	768,600	USD	36.00	10/20/17	50,200
Bunge Ltd.	75	USD	520,950	USD	80.00	10/20/17	750
Cabot Oil & Gas Corp.	100	USD	267,500	USD	25.00	10/20/17	19,750
Cabot Oil & Gas Corp.	100	USD	267,500	USD	25.00	01/19/18	28,250
CF Industries Holdings Inc.	100	USD	351,600	USD	30.00	11/17/17	55,500
CF Industries Holdings Inc.	100	USD	351,600	USD	32.50	01/19/18	39,600
Cheniere Energy Inc.	60	USD	270,240	USD	47.50	12/15/17	8,400
Cimarex Energy Co.	20	USD	227,340	USD	100.00	10/20/17	27,500
Cimarex Energy Co.	8	USD	90,936	USD	100.00	12/15/17	12,240
Cimarex Energy Co.	7	USD	79,569	USD	105.00	12/15/17	7,910
Concho Resources Inc.	15	USD	197,580	USD	130.00	10/20/17	5,625
Concho Resources Inc.	15	USD	197,580	USD	110.00	11/17/17	21,945
Concho Resources Inc.	8	USD	105,376	USD	120.00	12/15/17	11,560
Concho Resources Inc.	8	USD	105,376	USD	125.00	12/15/17	8,640
ConocoPhillips	50	USD	250,250	USD	44.00	11/17/17	30,650
ConocoPhillips	50	USD	250,250	USD	45.00	11/17/17	26,125
Deere & Co.	125	USD	625,625	USD	120.00	12/15/17	106,375
Detour Gold Corp.	575	CAD	791,200	CAD	14.00	10/20/17	22,120
Detour Gold Corp.	540	CAD	743,040	CAD	16.00	11/17/17	12,983
Detour Gold Corp.	590	CAD	811,840	CAD	16.00	12/15/17	19,860
Devon Energy Corp.	50	USD	183,550	USD	31.00	10/20/17	28,050
Devon Energy Corp.	55	USD	201,905	USD	32.00	11/17/17	26,125
Diamondback Energy Inc.	65	USD	636,740	USD	92.50	10/20/17	39,325
Diamondback Energy Inc.	65	USD	636,740	USD	97.50	12/15/17	35,750
Eldorado Gold Corp.	1,000	USD	220,000	USD	2.50	10/20/17	2,500
Enbridge Inc.	96	USD	401,664	USD	42.50	10/20/17	2,400
EOG Resources Inc.	20	USD	193,480	USD	94.00	10/20/17	3,537
EOG Resources Inc.	45	USD	435,330	USD	100.00	10/20/17	2,610
EOG Resources Inc.	60	USD	580,440	USD	85.00	11/17/17	72,750
EQT Corp.	25	USD	163,100	USD	60.00	10/20/17	13,475
EQT Corp.	25	USD	163,100	USD	67.50	12/15/17	5,750
Exxon Mobil Corp.	248	USD	2,033,104	USD	82.50	10/20/17	12,648

See accompanying notes to schedule of investments.

8

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
FMC Corp.	6	USD	53,586	USD	72.50	10/20/17	$10,350
FMC Corp.	60	USD	535,860	USD	85.00	11/17/17	39,000
FMC Corp.	60	USD	535,860	USD	90.00	01/19/18	28,680
Fortuna Silver Mines Inc.	750	USD	328,500	USD	5.00	12/15/17	9,375
Fortuna Silver Mines Inc.	750	USD	328,500	USD	5.00	01/19/18	15,000
Franco-Nevada Corp.	16	USD	123,968	USD	70.00	10/20/17	12,560
Franco-Nevada Corp.	190	USD	1,472,120	USD	80.00	10/20/17	15,580
Franco-Nevada Corp.	200	USD	1,549,600	USD	75.00	11/17/17	133,274
Gold Fields Ltd., ADR	278	USD	119,818	USD	4.50	01/19/18	8,896
Goldcorp Inc.	420	USD	544,320	USD	14.00	10/20/17	2,100
Goldcorp Inc.	570	USD	738,720	USD	13.00	11/17/17	33,060
Goldcorp Inc.	230	USD	298,080	USD	14.00	11/17/17	5,060
Halliburton Co.	60	USD	276,180	USD	42.50	10/20/17	21,000
Halliburton Co.	55	USD	253,165	USD	45.00	10/20/17	8,250
Helmerich & Payne Inc.	30	USD	156,330	USD	52.50	12/15/17	7,050
Hess Corp.	23	USD	107,847	USD	42.50	11/17/17	11,569
IDEXX Laboratories Inc.	40	USD	621,960	USD	165.00	10/20/17	1,000
IDEXX Laboratories Inc.	40	USD	621,960	USD	165.00	11/17/17	22,953
Kinder Morgan Inc.	180	USD	345,240	USD	20.00	12/15/17	5,580
Klondex Mines Ltd.	785	CAD	357,175	CAD	4.50	10/20/17	12,583
MAG Silver Corp.	300	CAD	335,700	CAD	18.00	10/20/17	1,202
MAG Silver Corp.	300	CAD	419,100	CAD	16.00	11/17/17	6,612
MAG Silver Corp.	300	CAD	335,700	CAD	17.00	12/15/17	7,814
Marathon Oil Corp.	42	USD	56,952	USD	11.00	10/20/17	10,815
Marathon Oil Corp.	43	USD	58,308	USD	12.00	10/20/17	6,880
Marathon Petroleum Corp.	55	USD	308,440	USD	55.00	10/20/17	10,285
The Mosaic Co.	190	USD	410,210	USD	22.50	01/19/18	20,520
Newfield Exploration Co.	26	USD	77,142	USD	29.00	10/20/17	3,380
Newfield Exploration Co.	20	USD	59,340	USD	26.00	11/17/17	5,440
Newfield Exploration Co.	16	USD	47,472	USD	26.00	12/15/17	7,040
Newmont Mining Corp.	212	USD	795,212	USD	32.00	10/20/17	117,660
Newmont Mining Corp.	245	USD	918,995	USD	35.00	11/17/17	74,725
Newmont Mining Corp.	260	USD	975,260	USD	38.00	12/15/17	40,820
Noble Energy Inc.	60	USD	170,160	USD	25.00	11/17/17	21,300
OceanaGold Corp.	1,300	CAD	490,100	CAD	4.00	10/20/17	10,419
OceanaGold Corp.	1,500	CAD	565,500	CAD	3.75	11/17/17	36,061
OceanaGold Corp.	1,500	CAD	565,500	CAD	4.00	12/15/17	30,054
ONEOK Inc.	25	USD	138,525	USD	55.00	10/20/17	2,925
Osisko Gold Royalties Ltd.	340	CAD	547,400	CAD	16.00	10/20/17	10,218
Osisko Gold Royalties Ltd.	325	CAD	523,250	CAD	16.00	11/17/17	16,930
Osisko Gold Royalties Ltd.	325	CAD	523,250	CAD	17.00	12/15/17	9,768
Osisko Mining Inc.	900	CAD	395,100	CAD	4.00	10/20/17	34,262
Patterson-UTI Energy Inc.	75	USD	157,050	USD	16.00	11/17/17	38,625

See accompanying notes to schedule of investments.

9

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Pilgrim’s Pride Corp.	150	USD	426,150	USD	29.00	12/15/17	$19,500
Pioneer Natural Resources Co.	20	USD	295,080	USD	160.00	10/20/17	560
Pioneer Natural Resources Co.	20	USD	295,080	USD	170.00	10/20/17	100
Pioneer Natural Resources Co.	18	USD	265,572	USD	135.00	12/15/17	29,160
Potash Corp Of Saskatchewan Inc.	448	USD	861,952	USD	19.00	12/15/17	47,488
Pretium Resources Inc.	140	USD	129,640	USD	10.00	10/20/17	2,100
Pretium Resources Inc.	150	USD	138,900	USD	10.00	12/15/17	8,550
Pretium Resources Inc.	140	USD	129,640	USD	10.00	01/19/18	10,500
Randgold Resources Ltd., ADR	240	USD	2,343,840	USD	90.00	10/20/17	192,000
Randgold Resources Ltd., ADR	240	USD	2,343,840	USD	90.00	11/17/17	343,253
Randgold Resources Ltd., ADR	220	USD	2,148,520	USD	100.00	12/15/17	89,760
Range Resources Corp.	75	USD	146,775	USD	22.00	10/20/17	900
Rio Tinto plc, ADR	170	USD	802,230	USD	42.50	10/20/17	81,600
Rio Tinto plc, ADR	170	USD	802,230	USD	45.00	10/20/17	44,030
Rio Tinto plc, ADR	170	USD	802,230	USD	45.00	12/15/17	60,350
Royal Gold Inc.	170	USD	1,462,680	USD	80.00	10/20/17	113,220
Schlumberger Ltd.	95	USD	662,720	USD	65.00	11/17/17	50,350
Schlumberger Ltd.	95	USD	662,720	USD	67.50	11/17/17	29,450
Silver Wheaton Corp.	190	USD	362,710	USD	20.00	12/15/17	11,780
Suncor Energy Inc.	65	USD	227,695	USD	31.00	12/15/17	28,275
Suncor Energy Inc.	80	USD	280,240	USD	34.00	12/15/17	14,920
Tahoe Resources Inc.	700	USD	368,900	USD	7.50	12/15/17	10,500
TechnipFMC plc	20	USD	55,840	USD	26.00	10/20/17	4,050
TechnipFMC plc	30	USD	83,760	USD	27.00	10/20/17	3,750
TechnipFMC plc	60	USD	167,520	USD	26.00	11/17/17	11,881
The Mosaic Co.	190	USD	410,210	USD	23.00	12/15/17	12,730
The Williams Companies Inc.	115	USD	345,115	USD	30.00	11/17/17	10,063
Torex Gold Resources Inc.	150	CAD	293,250	CAD	23.00	10/20/17	2,044
Torex Gold Resources Inc.	150	CAD	234,900	CAD	26.00	10/20/17	601
Torex Gold Resources Inc.	380	CAD	742,900	CAD	21.00	11/17/17	23,602
Torex Gold Resources Inc.	230	CAD	449,650	CAD	23.00	12/15/17	12,442
Tyson Foods Inc.	140	USD	986,300	USD	62.50	10/20/17	116,200
United States Commodities Fund LLC	400	USD	417,200	USD	10.00	10/20/17	20,000
United States Commodities Fund LLC	407	USD	424,501	USD	10.50	11/17/17	14,245
United States Commodities Fund LLC	133	USD	138,719	USD	10.00	12/15/17	10,374
Valero Energy Corp.	50	USD	384,650	USD	70.00	12/15/17	38,300
VanEck Vectors Gold Miners ETF	900	USD	2,066,400	USD	22.00	10/20/17	108,000
VanEck Vectors Gold Miners ETF	800	USD	1,836,800	USD	23.00	10/20/17	39,200
VanEck Vectors Gold Miners ETF	2,250	USD	10,332,000	USD	22.00	11/17/17	324,000
VanEck Vectors Gold Miners ETF	750	USD	1,722,000	USD	23.00	11/17/17	63,000
VanEck Vectors Gold Miners ETF	550	USD	1,262,800	USD	22.00	12/15/17	91,300
VanEck Vectors Gold Miners ETF	550	USD	1,262,800	USD	23.00	12/15/17	61,600
VanEck Vectors Gold Miners ETF	1,000	USD	2,296,000	USD	24.00	12/15/17	69,000

See accompanying notes to schedule of investments.

10

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — September 30, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Market Value
Zoetis Inc.	210	USD	1,338,960	USD	60.00	10/20/17	$81,900
Zoetis Inc.	70	USD	446,320	USD	62.50	10/20/17	10,850
Zoetis Inc.	220	USD	1,402,720	USD	65.00	01/19/18	38,500

TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN							$4,691,713

Exchange Traded Put Options Written — (0.0)%
Sunoco LP	50	USD	155,500	USD	30.00	12/15/17	$4,625
VanEck Vectors Gold Miners ETF	250	USD	574,000	USD	23.00	12/15/17	25,500

TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN							$30,125

TOTAL OPTIONS WRITTEN							$8,032,516

See accompanying notes to schedule of investments.

11

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Metals and Mining	$62,649,921	$ 3,468,110	$ 66,118,031
Other Industries (a)	80,954,880	—	80,954,880

Total Common Stocks	143,604,801	3,468,110	147,072,911

Convertible Preferred Stocks (a)	668,035	—	668,035
Exchange Traded Funds	980,420	—	980,420
Warrants (a)	—	7,521	7,521
U.S. Government Obligations	—	7,016,964	7,016,964

EQUITY CONTRACTS:
Put Options Purchased	5,500	—	5,500

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$145,258,756	$10,492,595	$ 155,71,351

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(2,525,666)	$(5,438,508)	$ (7,964,174)
Put Options Written	(25,500)	(42,842)	(68,342)

TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(2,551,166)	$(5,481,350)	$ (8,032,516)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At September 30, 2017 and December 31, 2016, the Fund held no Level 3 investments.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2017, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at September 30, 2017 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At September 30, 2017, there were no short sales outstanding.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At September 30, 2017, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities

GAMCO Natural Resources, Gold & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2017, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2016, the Fund had net long term capital loss carryforwards for federal income tax purposes of $105,025,638 which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as long term capital losses.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Vice President

John C. Ball

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

American Stock Transfer and

Trust Company

GNT Q3/2017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date    11/28/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date    11/28/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date    11/28/2017

*	Print the name and title of each signing officer under his or her signature.